CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Unallocated Common Shares Held By ESOP [Member]	Unearned Restricted Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2014	$ 157,739	$ 128	$ 125,459	$ (4,128)	$ (1,312)	$ 37,497	$ 95
Balance (in shares) at Dec. 31, 2014		12,776,426
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	4,063					4,348	(285)
Cash dividends declared	(1,914)					(1,914)
Restricted shares activity	0		29		29	0
Equity incentive plan compensation	860		334		526
Allocation of ESOP shares	582		102	480
Tax benefit from share-based compensation	$ 15		15
Stock Options exercised, shares	298,146	298,146
Stock options exercised	$ 3,278	$ 3	3,275			0
Common shares repurchased, Shares		(855,754)
Common shares repurchased	(10,293)	$ (9)	(4,217)			(6,067)
Balance at Dec. 31, 2015	154,330	$ 122	124,997	(3,648)	(815)	33,864	(190)
Balance (in shares) at Dec. 31, 2015		12,218,818
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	10,819					11,310	(491)
Cash dividends declared	(1,889)					(1,889)
Equity incentive plan compensation	882		408		474
Allocation of ESOP shares	668		188	480
Tax benefit from share-based compensation	$ 28		28
Stock Options exercised, shares	7,892	7,892
Stock options exercised	$ 67	$ 0	67			0
Common shares repurchased, Shares		(13,806)
Common shares repurchased	(178)	$ 0	(60)			(118)
Balance at Dec. 31, 2016	164,727	$ 122	125,628	(3,168)	(341)	43,167	(681)
Balance (in shares) at Dec. 31, 2016		12,212,904
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	4,725					5,242	(517)
Income Tax Effects Allocated Directly to Equity, Cumulative Effect of Change in Accounting Principle	0					236	(236)
Cash dividends declared	(2,372)					(2,372)
Equity incentive plan compensation	381		275		106
Allocation of ESOP shares	$ 727		247	480
Stock Options exercised, shares	54,362	54,362
Stock options exercised	$ 664	$ 0	664			0
Common shares repurchased, Shares		(24,832)
Common shares repurchased	(371)	$ 0	(274)			(97)
Balance at Dec. 31, 2017	$ 168,481	$ 122	$ 126,540	$ (2,688)	$ (235)	$ 46,176	$ (1,434)
Balance (in shares) at Dec. 31, 2017		12,242,434